Property and Equipment, Net (Details) - Construction in Progress [Member] - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Line Items]
Construction progress		$ 5.1	$ 0.6
UNITED STATES
Property and Equipment, Net [Line Items]
Construction progress	$ 14.4
Europe [Member]
Property and Equipment, Net [Line Items]
Construction progress	$ 2.9